UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21553

Voya Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2020 to August 31, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2020

Voya Global Equity Dividend and Premium Opportunity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let a Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Guarded Optimism the Watchword of the Day

Dear Shareholder,

Since its sharp tumble in February and March, the stock market, as measured by the S&P 500® Index, has strung together five consecutive months of positive returns; and as of August 31, 2020, has posted a year-to-date total return of 9.74%. Gains among large technology companies, which comprise nearly a quarter of the S&P 500® Index, have been key performance drivers. Better than expected second-quarter earnings have helped retail companies; other groups leveraged to the reopening/recovery theme such as restaurants, airlines, hotels, cruise lines and casinos, also have fared well.

Though the financial markets have rebounded convincingly, questions remain about the sustainability of the economic rebound in the face of ongoing COVID-19 challenges. Since economic output turned down during the second quarter, the worst quarterly drop on record, business activity has picked up in the United States and most of the rest of the world. The U.S. Federal Reserve Board is committed to maintaining supportive monetary policy as long as necessary. Whether Congress can deliver further COVID-19 relief remains to be seen; we believe this will be key to the re-acceleration of consumer spending and industrial production.

All things considered, we believe the current environment remains supportive for investing, though conditions call for guarded optimism; this year we’ve seen how quickly sentiment and markets can change. Attention to heightened economic and market uncertainty is a key element of Voya’s approach to investing. We remain convinced that staying fully invested, and diversifying one’s portfolio as broadly as possible, offers the most likely path to realizing long-term investment goals. In our view, investors should not make short-term changes to long-term strategies in attempts to capture gains or avoid losses. Should your long-term needs change, discuss your needs thoroughly with your financial advisor before making any portfolio adjustments.

While we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
September 17, 2020

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

More complete information about the Fund, including the Fund’s daily New York Stock Exchange closing prices and NAV per share, is available at www.voyainvestments.com or by calling the Fund’s Shareholder Service Department at (800) 992-0180. To obtain a prospectus for any Voya mutual fund, please call your financial advisor or a fund’s Shareholder Service Department at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

BENCHMARK DESCRIPTIONS

Index	Description
Chicago Board Options Exchange BuyWrite Monthly Index (“CBOE BXM Index”)	A passive total return index based on selling the near-term, at-the-money S&P 500® Index call option against the S&P 500® stock index portfolio each month,on the day the current contract expires.
Euro Stoxx 50 (Price) Index (“Euro Stoxx 50”)	Covers 50 stocks from 12 euro zone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.
Financial Times Stock Exchange 100 (“FTSE 100 Index”)	A share index of the 100 most highly capitalized U.K. companies listed on the London Stock Exchange.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Nikkei 225 Index	A price weighted index and made up of the top 225 industry leading companies which investors trade on the Tokyo Stock Exchange.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

PORTFOLIO MANAGERS’ REPORT	VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

Geographic Diversification as of August 31, 2020 (as a percentage of net assets)

United States	62.6%
Japan	8.8%
Canada	4.4%
United Kingdom	3.4%
Switzerland	3.4%
Australia	3.1%
Denmark	1.9%
Finland	1.5%
Hong Kong	1.4%
Netherlands	1.4%
Countries between 0.1%-1.3%ˆ	7.7%
Assets in Excess of Other Liabilities*	0.4%
Net Assets	100.0%
* Includes short-term investments and exchange-traded funds.
ˆ Includes 12 countries, which each represents 0.1%-1.3% of net assets.
Portfolio holdings are subject to change daily.

Voya Global Equity Dividend and Premium Opportunity Fund (the “Fund”) is a diversified closed-end fund that seeks to provide investors with a high level of income from a portfolio of global common stocks with historically attractive dividend yields and premiums from call option writing. Under normal market conditions, the Fund will invest at least 80% of its managed assets in a portfolio of common stocks of dividend paying companies located throughout the world, including the U.S. The Fund’s secondary investment objective is capital appreciation.

Portfolio Management: The Fund is managed by Paul Zemsky, CFA, Vincent Costa, CFA, Peg DiOrio, CFA, and Steve Wetter, Portfolio Managers, Voya Investment Management Co. LLC (“VIM”) — the Sub-Adviser.

Equity Portfolio Construction: The Fund seeks to invest in a portfolio of equity securities included in the MSCI World IndexSM (the “Index”) and will select securities based upon quantitative analysis. The Sub-Adviser uses an internally developed quantitative computer model to create a target universe of global securities with above average dividend yields compared to the Index, which the Sub-Adviser believes exhibit stable dividend yields within each geographic region and industry sector. The model also seeks to exclude from the target universe securities issued by companies that the Sub-Adviser believes exhibit characteristics that indicate that they are at risk of reducing or eliminating the dividends paid on their securities. Once the Sub-Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within various geographic regions and sectors by ranking each security relative to other securities within its region or sector, as applicable, using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to seek to achieve the portfolio’s target dividend yield, manage target beta, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index. Under certain market conditions, the Fund will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively lower level of volatility.

The Fund’s Integrated Option Strategy: The Fund’s option strategy is designed to seek gains and lower volatility of total returns over a market cycle by primarily selling call options on selected indices and/or on individual securities and/or exchange traded funds (“ETFs”).

The Fund’s call option writing is determined based on stock outlook, market opportunities and option price volatility. The Fund seeks to sell call options that are generally short-term (between 10 days and three months until expiration) and at-the-money, out-of-the-money, or near-the-money. The underlying value of such calls will generally represent 35% to 75% of the value of the Fund’s portfolio. The Fund typically maintains its call positions until expiration, but it retains the option to buy back the call options and sell new call options. Call options can be written both in exchange-listed option markets and over-the-counter markets with major international banks, broker-dealers and financial institutions.

Top Ten Holdings as of August 31, 2020* (as a percentage of net assets)

Microsoft Corp.	4.3%
Johnson & Johnson	1.6%
Procter & Gamble Co.	1.3%
Verizon Communications, Inc.	1.2%
Pfizer, Inc.	1.2%
Merck & Co., Inc.	1.2%
Roche Holding AG	1.1%
PepsiCo, Inc.	1.1%
Nestle SA	1.1%
Medtronic PLC	1.1%

* Excludes short-term investments.

Portfolio holdings are subject to change daily.

The Fund may seek to partially hedge the foreign currency risk inherent in its international equity holdings. The Fund may hedge currency exposure by selling the international currencies forward. The Fund may also hedge currencies by buying out-of-the-money puts on international currencies versus the U.S. dollar and financing them by writing out-of-the-money foreign exchange (“FX”) calls.

The Fund may also invest in other derivative instruments, such as futures, for investment, hedging and risk-management purposes to gain or reduce exposure to securities, security markets, market indices consistent with its investment objectives and strategies. Such derivative instruments are acquired to enable the Fund to make market directional tactical decisions to enhance returns, to protect against a decline in its assets or as a substitute for the purchase or sale of equity securities.

Additionally, the Fund retains the ability to partially hedge against significant market declines by buying out-of-the-money put options on regional or country indices, such as the S&P 500® Index, the Financial Times Stock Exchange 100 Index (“FTSE 100 Index”), the Nikkei All Stock Index (“Nikkei”), the Euro Stoxx 50 (Price) Index (“Euro Stoxx 50”) or any other broad-based global or regional securities index with an active derivatives market.

Performance: Based on net asset value (“NAV”), the Fund provided a total return of -0.78% for the period ended August 31, 2020.(1) This NAV return reflects a decrease in the Fund’s NAV from $6.26 on February 29, 2020 to $5.91 on August 31, 2020, after taking into account monthly distributions. Based on its share price as of August 31, 2020, the Fund provided a total return of -3.12% for the period.(1) This share price return reflects a decrease in the Fund’s share price from $5.50 on February 29, 2020 to $5.07 on August 31, 2020, after

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND	PORTFOLIO MANAGERS’ REPORT

taking into account monthly distributions. The reference indices, the MSCI World IndexSM and the Chicago Board Options Exchange (“CBOE BXM Index”), returned 15.77% and -1.05%, respectively, for the reporting period. During the period, the Fund made monthly distributions totaling $0.24 per share, which were characterized as $0.16 per share return of capital and $0.08 per share of net investment income(2). As of August 31, 2020, the Fund had 96,678,405 shares outstanding.

Portfolio Specifics: Equity Portfolio: The underlying equity portfolio lagged the reference index over the reporting period largely due to negative stock selection and headwinds from the Fund’s higher exposure to dividend yield and smaller market capitalization than the reference index. Despite value headwinds, the core model contributed positively to excess returns. The lower beta exposure was also a positive contributor during the time period.

While stock selection detracted the most from performance, sector allocation effects were somewhat positive. Selection in the information technology sector followed by communication services and consumer discretionary detracted from performance. By contrast, selection in the materials and energy sectors contributed to results. From an individual stock perspective, the biggest detractor came from not owning Apple Inc., Amazon.com, Inc., Tesla Inc. and Facebook, Inc., all of which are non-dividend payers. By contrast, not owning HSBC Holdings Plc, and overweights to Deutsche Post AG, Microsoft Corporation and Citrix Systems, Inc. contributed positively.

Option Portfolio: Over the reporting period, we wrote index call options on around 50% of the market value of the Fund. The Fund sold calls on the Nikkei 225, Euro Stoxx 50, FTSE 100® and S&P 500® indices. During the reporting period, the strikes of the call options written were approximately at-the-money.

From March until the end of August, most regions were up in local currency terms; the impact on the option overlay therefore was negative. The positive performance of our futures overlay strategy and our currency hedging strategy partially offset the detraction of the options overlay.

A significant part of the Fund’s return is directly exposed to currency risk, due to investments in global markets. We partially hedge this risk by purchasing foreign exchange (“FX”) options. We write (sell) FX options to finance these FX options purchases. In doing so, the Fund will give up part of its FX upside potential in return for cheaper downside protection. During the period, these FX option hedges contributed to the Fund’s return.

Outlook and Current Strategy: Following the worst quarterly output drop on record, economic activity in the United States and most of the rest of the world appears to be picking up in the third quarter. In our opinion, U.S. consumer spending and industrial production appear to have re-accelerated. Although lawmakers have not agreed on the next coronavirus support package, we believe it will be sufficient to sustain recovery. While we believe a rebound of U.S. and international growth in the third quarter is possible, further progress will be limited until an effective COVID-19 vaccine is widely distributed, which does not appear likely until mid- to late-2021. Nevertheless, we believe equities can continue to chug along in a decelerating, but still positive growth environment.

In our view, the ongoing trade conflict between the United States and rest of the world remains a key risk. Its direct impact on the growth outlook is still limited but we believe the indirect impact that runs through business confidence could be harmful. In our view, euro zone politics also represent a threat to the investment environment and need close monitoring. Corporate fundamentals remain strong, with valuations in Europe still relatively attractive. We note that valuation dispersion is on the rise, which we believe should be a good backdrop for the Fund’s value-tilted positioning.

We are overweight in the energy sector, which is a prime beneficiary of the rise in oil prices. We believe this sector’s profitability will increase, allowing more than sufficient cash flow generation to maintain dividend policies. In our view, being overweight in the energy sector is also a way to protect against geopolitical risk. In terms of defensive stocks, we believe that companies in the consumer staples sector screen well from a valuation perspective and offer earnings growth potential.

(1)	Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by the investment adviser. Had all fees and expenses been considered, the total returns would have been lower.
(2)	The final tax composition of dividends and distributions will not be determined until after the Fund’s tax year-end.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

STATEMENT OF ASSETS AND LIABILITIES AS OF AUGUST 31, 2020 (UNAUDITED)

ASSETS:
Investments in securities at fair value*	$573,274,892
Short-term investments at fair value†	6,347,000
Cash	2,162,790
Cash pledged as collateral for OTC derivatives (Note 2)	1,180,000
Foreign currencies at value‡	213
Receivables:
Investment securities sold	5,794,358
Dividends	1,712,412
Interest	1,429
Foreign tax reclaims	292,260
Unrealized appreciation on forward foreign currency contracts	182,456
Prepaid expenses	4,759
Other assets	43,325
Total assets	590,995,894
LIABILITIES:
Payable for investment securities purchased	4,943,283
Unrealized depreciation on forward foreign currency contracts	4,088,504
Payable for investment management fees	411,415
Payable to trustees under the deferred compensation plan (Note 6)	43,325
Payable for trustee fees	2,760
Other accrued expenses and liabilities	176,507
Written options, at fair valueˆ	10,082,071
Total liabilities	19,747,865
NET ASSETS	$571,248,029
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$684,369,991
Total distributable loss	(113,121,962)
NET ASSETS	$571,248,029

* Cost of investments in securities	$534,220,746
† Cost of short-term investments	$6,347,000
‡ Cost of foreign currencies	$211
ˆ Premiums received on written options	$5,537,593

Net assets	$571,248,029
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	96,678,405
Net asset value	$5.91

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED AUGUST 31, 2020 (UNAUDITED)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$9,815,900
Interest	1,283
Total investment income	9,817,183
EXPENSES:
Investment management fees	2,366,230
Transfer agent fees	13,783
Shareholder reporting expense	156,768
Professional fees	30,370
Custody and accounting expense	11,238
Trustee fees	11,044
Miscellaneous expense	75,273
Total expenses	2,664,706
Net investment income	7,152,477
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(51,094,124)
Forward foreign currency contracts	1,803,357
Foreign currency related transactions	(616,594)
Written options	(15,430,910)
Net realized loss	(65,338,271)
Net change in unrealized appreciation (depreciation) on:
Investments	59,067,869
Forward foreign currency contracts	(5,265,794)
Foreign currency related transactions	42,221
Written options	(6,994,218)
Net change in unrealized appreciation (depreciation)	46,850,078
Net realized and unrealized loss	(18,488,193)
Decrease in net assets resulting from operations	$(11,335,716)

* Foreign taxes withheld	$395,084

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
FROM OPERATIONS:
Net investment income	$7,152,477	$16,980,894
Net realized loss	(65,338,271)	(56,389,413)
Net change in unrealized appreciation (depreciation)	46,850,078	26,575,798
Decrease in net assets resulting from operations	(11,335,716)	(12,832,721)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):	(7,347,168)	(17,228,244)
Return of capital	(15,936,822)	(43,639,298)
Total distributions	(23,283,990)	(60,867,542)
FROM CAPITAL SHARE TRANSACTIONS:
Cost of shares repurchased, net of commissions	(1,990,478)	—
Net decrease in net assets resulting from capital share transactions	(1,990,478)	—
Net decrease in net assets	(36,610,184)	(73,700,263)
NET ASSETS:
Beginning of year or period	607,858,213	681,558,476
End of year or period	$571,248,029	$607,858,213

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Per Share Operating Performance														Ratios and Supplemental Data
		Income (loss) from investment operations				Less distributions									Ratios to average net assets

Year or period	Net asset value, beginning of year or period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Adjustment to paid-in capital for offering costs	Net asset value, end of year or period	Market value, end of year or period	Total investment return at net asset value(1)	Total investment return at market value(2)	Net assets, end of year or period 000’s	Gross expenses prior to expense waiver/ recoupment(3)	Net expenses after expense waiver/ recoupment(3),(4)	Net investment income (loss)(3),(4)	Portfolio turnover
ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)
08-31-20+	6.26	0.07	•	(0.18)	(0.11)	0.08	—	0.16	0.24	—	5.91	5.07	(0.78)	(3.12)	571,248	0.96	0.96	2.57	29
02-29-20	7.02	0.17		(0.30)	(0.13)	0.18	—	0.45	0.63	—	6.26	5.50	(1.69)	(7.57)	607,858	1.01	1.00	2.52	122
02-28-19	8.03	0.14		(0.42)	(0.28)	0.17	0.11	0.45	0.73	—	7.02	6.56	(2.91)	(3.63)	681,558	1.25	1.20	1.88	39
02-28-18	8.01	0.15		0.60	0.75	0.30	—	0.43	0.73	—	8.03	7.56	10.28	14.08	779,108	1.23	1.20	1.87	33
02-28-17	7.52	0.19		1.18	1.37	0.62	—	0.26	0.88	—	8.01	7.29	20.78	26.97	777,289	1.23	1.20	2.39	31
02-29-16	9.31	0.18		(1.06)	(0.88)	0.77	—	0.14	0.91	—	7.52	6.51	(8.90)	(13.92)	733,729	1.23	1.20	2.10	29
02-28-15	10.05	0.22		(0.05)	0.17	0.91	—	—	0.91	—	9.31	8.53	2.47	3.92	908,601	1.22	1.20	2.23	31
02-28-14	9.82	0.27		0.92	1.19	0.69	—	0.27	0.96	—	10.05	9.08	13.65	9.95	979,929	1.22	1.20	2.70	48
02-28-13	10.01	0.27		0.61	0.88	0.25	—	0.82	1.07	—	9.82	9.17	10.34	7.88	958,153	1.23	1.18	2.78	75
02-29-12	11.39	0.36	•	(0.55)	(0.19)	0.26	—	0.93	1.19	—	10.01	9.56	(1.13)	(3.28)	976,685	1.24	1.14	3.45	90
02-28-11	11.58	0.35		0.76	1.11	0.82	—	0.48	1.30	—	11.39	11.12	10.44	0.29	1,108,699	1.22	1.07	3.16	58

(1)	Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.
(2)	Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)	The Investment Adviser has entered into a written expense limitation agreement with the Fund under which it will limit the expenses of the Fund (excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2020 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Global Equity Dividend and Premium Opportunity Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Delaware statutory trust.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market

Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,”

inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date or in the case of certain foreign dividends, when the information becomes available to the Fund.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Fund intends to make monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. Such monthly distributions may also consist of return of capital. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP for investment companies.

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written in its portfolio versus gains or losses on the equity securities in the portfolio. Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of monthly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently, than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.

As of the date of this report, the United States experiences a low interest rate environment, which may increase the

Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of August 31, 2020, the maximum amount of loss the Fund would incur if the counterparties to its derivative transactions failed to perform would be $182,456 which represents the gross payments to be received by the Fund on open forward foreign currency contracts were they to be unwound as of August 31, 2020. As of August 31, 2020, the Fund did not receive in cash collateral for its open OTC derivative transactions.

The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

As of August 31, 2020, the Fund had a liability position of $14,170,575 on open forward foreign currency contracts and written options with credit related contingent features. If a contingent feature would have been triggered as of August 31, 2020, the Fund could have been required to pay this amount in cash to its counterparties. As of August 31, 2020, the Fund had pledged $1,180,000 in cash collateral for its open OTC derivatives transactions. There were no credit events during the period ended August 31, 2020 that triggered any credit related contingent features.

H.  Forward Foreign Currency Contracts and Futures Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

During the period ended August 31, 2020, the Fund used forward foreign currency contracts to hedge its investments in non-U.S. dollar denominated equity securities in an attempt to decrease the volatility of the Fund’s NAV.

During the period ended August 31, 2020, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $5,508,891 and $93,853,809,

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

respectively. Please refer to the table within the Portfolio of Investments for open forward foreign currency contracts at August 31, 2020.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. The Fund purchases and sells futures contracts on various equity indices to enable the Fund to make market directional tactical decisions to enhance returns, to protect against a decline in its assets or as a substitute for the purchase or sale of equity securities. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

There were no open futures contracts at August 31, 2020.

I.  Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

The Fund’s option strategy seeks to reduce volatility of total returns and to supplement distributions by selling call options and the Fund may also purchase put options on equity indices.

The Fund is also subject to foreign currency risk given its significant investments in foreign equities. In order to mitigate this risk, the Fund uses foreign-exchange option collars.

During the period ended August 31, 2020, the Fund had an average notional amount on written equity options of $272,493,708. Please refer to the table within the Portfolio of Investments for open written equity options at August 31, 2020.

J.  Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments for the period ended August 31, 2020, excluding short-term securities, were $162,457,447 and $190,755,240, respectively.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment management and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, payable monthly, based on an annual rate of 0.85% of the Fund’s average daily managed assets. For purposes of the Management Agreement, managed assets are defined as

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2020, there were no preferred shares outstanding.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily managed assets of the Fund. Subject to policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to 1.00% of average daily managed assets.

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of August 31, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows*:

August 31,
2021	2022	2023	Total
$224,156	$225,343	$0	$469,499

*	The Investment Adviser is voluntarily not recouping the amounts available that were waived/reimbursed prior to May 6, 2019.

The Expense Limitation Agreement is contractual through March 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or period ended	Reinvestment of distributions	Shares repurchased	Net increase (decrease) in shares outstanding	Reinvestment of distributions	Shares repurchased, net of commissions	Net increase (decrease)
	#	#	#	($)	($)	($)
8/31/2020	—	(399,016)	(399,016)	—	(1,990,478)	(1,990,478)
2/29/2020	—	—	—	—	—	—

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

NOTE 7 — CAPITAL SHARES (continued)

Share Repurchase Program

Effective April 1, 2020, pursuant to an open-market share repurchase program, the Fund may purchase, over the period ending March 31, 2021, up to 10% of its stock in open-market transactions. Previously, pursuant to an open-market share repurchase program effective April 1, 2019, the Fund could have purchased, over the period ended March 31, 2020, up to 10% of its stock in open-market transactions. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. Any repurchases made under this program would be made on a national securities exchange at the prevailing market price, subject to exchange requirements and volume, timing and other limitations under federal securities laws. The share repurchase program seeks to enhance shareholder value by purchasing shares trading at a discount from their NAV per share. The open-market share repurchase program does not obligate the Fund to repurchase any dollar amount or number of its stock.

For the period ended August 31, 2020, the Fund repurchased 399,016 shares, representing approximately 0.41% of the Fund’s outstanding shares for a net purchase price of $1,990,478 (including commissions of $9,975). Shares were repurchased at a weighted-average discount from NAV per share of 15.31% and a weighted-average price per share of $4.96.

For the year ended February 29, 2020, the Fund had no repurchases.

NOTE 8 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions in the current period will not be determined until after the Fund’s tax year-end of December 31, 2020. The tax composition of dividends and distributions as of the Fund’s most recent tax year-ends was as follows:

Tax Year Ended December 31, 2019		Tax Year Ended December 31, 2018
Ordinary Income	Return of Capital	Ordinary Income	Long-term Capital Gain	Return of Capital
$16,232,123	$46,674,046	$18,211,806	$8,370,515	$44,478,341

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2019 were:

	Capital Loss Carryforwards
Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
$44,170,935	$(22,933,558)	Short-term	None
	(48,429,679)	Long-term	None
	$(71,363,237)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2020, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 9 — MARKET DISRUPTION

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2020 (UNAUDITED) (CONTINUED)

NOTE 9 — MARKET DISRUPTION (continued)

environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 10 — OTHER ACCOUNTING PRONOUNCEMENTS

The Fund has made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Fund has concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04

(“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2020, the Fund made distributions of:

Per Share Amount	Declaration Date	Payable Date	Record Date
$0.040	8/17/2020	9/15/2020	9/2/2020
$0.040	9/15/2020	10/15/2020	10/2/2020
$0.040	10/15/2020	11/16/2020	11/3/2020

Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. A significant portion of the monthly distribution payments made by the Fund may constitute a return of capital.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Global Equity Dividend and	SUMMARY PORTFOLIO OF INVESTMENTS
Premium Opportunity Fund	as of August 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.6%
		Australia: 3.1%
66,676		Rio Tinto Ltd.	$4,798,026	0.9
1,330,396		Other Securities	12,591,098	2.2
			17,389,124	3.1

		Belgium: 0.7%
42,955		Other Securities	4,032,098	0.7

		Canada: 4.4%
40,419		Waste Connections, Inc.	4,043,112	0.7
456,287		Other Securities	21,120,821	3.7
			25,163,933	4.4

		China: 0.6%
1,122,000		Other Securities	3,182,690	0.6

		Denmark: 1.9%
23,360		Coloplast A/S	3,962,357	0.7
73,967		Novo Nordisk A/S	4,890,209	0.8
15,160		Other Securities	2,131,063	0.4
			10,983,629	1.9

		Finland: 1.5%
53,579		Kone Oyj	4,595,394	0.8
95,271		Other Securities	4,060,744	0.7
			8,656,138	1.5

		France: 0.9%
250,292	(1)	Other Securities	5,184,304	0.9

		Germany: 1.1%
91,774		Deutsche Post AG	4,183,428	0.7
312,255		Other Securities	2,068,684	0.4
			6,252,112	1.1

		Hong Kong: 1.4%
2,339,200		Other Securities	8,158,099	1.4

		Ireland: 1.1%
55,387		Medtronic PLC	5,952,441	1.1

		Israel: 0.2%
250,794		Other Securities	1,283,204	0.2

		Italy: 1.0%
1,127,591	(1)	Other Securities	5,530,848	1.0

		Japan: 8.8%
1,712,300		Other Securities	50,107,825	8.8

		Netherlands: 1.4%
76,345		Unilever NV	4,436,135	0.8
397,464		Other Securities	3,372,113	0.6
			7,808,248	1.4

		New Zealand: 0.1%
246,729		Other Securities	801,012	0.1

		Norway: 0.2%
115,819		Other Securities	1,178,056	0.2

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Singapore: 0.2%
217,500		Other Securities	$1,375,371	0.2

		Spain: 1.3%
398,934		Other Securities	7,178,479	1.3

		Sweden: 0.3%
76,583		Other Securities	1,419,616	0.3

		Switzerland: 3.4%
50,795		Nestle SA	6,118,112	1.1
18,640		Roche Holding AG	6,520,627	1.1
59,882		Other Securities	6,938,034	1.2
			19,576,773	3.4

		United Kingdom: 3.4%
97,703	(2)	Auto Trader Group PLC	730,419	0.1
221,497		GlaxoSmithKline PLC	4,326,592	0.8
2,628,735	(1)	Other Securities	14,565,586	2.5
			19,622,597	3.4

		United States: 62.6%
57,887		AbbVie, Inc.	5,543,838	1.0
54,278		Activision Blizzard, Inc.	4,533,299	0.8
17,213		Air Products & Chemicals, Inc.	5,030,671	0.9
94,236		Altria Group, Inc.	4,121,883	0.7
22,120		Amgen, Inc.	5,603,438	1.0
180,852		AT&T, Inc.	5,391,198	0.9
46,785		Booz Allen Hamilton Holding Corp.	4,119,887	0.7
85,447		Bristol-Myers Squibb Co.	5,314,803	0.9
48,340		Chevron Corp.	4,057,176	0.7
128,633		Cisco Systems, Inc.	5,430,885	1.0
21,190		Dollar General Corp.	4,277,837	0.7
65,105		General Mills, Inc.	4,163,465	0.7
29,976		Honeywell International, Inc.	4,962,527	0.9
113,677		Intel Corp.	5,791,843	1.0
36,813		International Business Machines Corp.	4,539,411	0.8
15,184		Intuit, Inc.	5,244,402	0.9
58,281		Johnson & Johnson	8,940,888	1.6
42,745		JPMorgan Chase & Co.	4,282,622	0.7
157,481		Juniper Networks, Inc.	3,937,025	0.7
29,184		Kimberly-Clark Corp.	4,604,068	0.8
58,103		Maxim Integrated Products	3,976,569	0.7
20,062		McDonald’s Corp.	4,283,638	0.8
77,459		Merck & Co., Inc.	6,604,929	1.2
109,523		Microsoft Corp.	24,700,722	4.3
26,661		Motorola Solutions, Inc.	4,125,790	0.7
91,370		Oracle Corp.	5,228,191	0.9
44,276		PepsiCo, Inc.	6,201,297	1.1
175,049		Pfizer, Inc.	6,615,102	1.2
53,869		Philip Morris International, Inc.	4,298,208	0.8
53,656		Procter & Gamble Co.	7,422,234	1.3
51,093		Progressive Corp.	4,855,879	0.9
37,225		Qualcomm, Inc.	4,433,497	0.8
45,049		Republic Services, Inc.	4,176,943	0.7
86,167		Service Corp. International	3,933,524	0.7
35,503		Target Corp.	5,368,409	0.9
39,389		Texas Instruments, Inc.	5,599,146	1.0

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and	SUMMARY PORTFOLIO OF INVESTMENTS
Premium Opportunity Fund	as of August 31, 2020 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
116,700		Verizon Communications, Inc.	$6,916,809	1.2
37,248		Waste Management, Inc.	4,246,272	0.7
29,899		Zoetis, Inc.	4,786,830	0.8
2,383,103		Other Securities	140,083,754	24.5
			357,748,909	62.6

		Total Common Stock (Cost $529,719,293)	568,585,506	99.6

EXCHANGE-TRADED FUNDS: 0.8%
32,195		Other Securities	4,689,386	0.8

		Total Exchange-Traded Funds (Cost $4,501,453)	4,689,386	0.8
		Total Long-Term Investments (Cost $534,220,746)	573,274,892	100.4

SHORT-TERM INVESTMENTS: 1.1%
		Mutual Funds: 1.1%
6,347,000	(3)	Goldman Sachs Financial Square Government Fund — Institutional Shares, 0.020% (Cost $6,347,000)	6,347,000	1.1

		Total Short-Term Investments (Cost $6,347,000)	6,347,000	1.1
		Total Investments in Securities (Cost $540,567,746)	$579,621,892	101.5
		Liabilities in Excess of Other Assets	(8,373,863)	(1.5)
		Net Assets	$571,248,029	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of August 31, 2020.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)	The grouping contains non-income producing securities.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of August 31, 2020.

Sector Diversification	Percentage of Net Assets
Information Technology	25.3%
Health Care	15.3
Industrials	11.5
Consumer Staples	11.1
Financials	10.6
Communication Services	7.5
Materials	6.3
Utilities	5.1
Consumer Discretionary	4.3
Energy	1.6
Real Estate	1.0
Exchange-Traded Funds	0.8
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(1.5)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$17,389,124	$—	$17,389,124
Belgium	—	4,032,098	—	4,032,098
Canada	25,163,933	—	—	25,163,933
China	—	3,182,690	—	3,182,690
Denmark	—	10,983,629	—	10,983,629
Finland	—	8,656,138	—	8,656,138
France	—	5,184,304	—	5,184,304
Germany	—	6,252,112	—	6,252,112
Hong Kong	—	8,158,099	—	8,158,099
Ireland	5,952,441	—	—	5,952,441
Israel	—	1,283,204	—	1,283,204

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and	SUMMARY PORTFOLIO OF INVESTMENTS
Premium Opportunity Fund	as of August 31, 2020 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Common Stock (continued)
Italy	$—	$5,530,848	$—	$5,530,848
Japan	565,189	49,542,636	—	50,107,825
Netherlands	—	7,808,248	—	7,808,248
New Zealand	—	801,012	—	801,012
Norway	—	1,178,056	—	1,178,056
Singapore	—	1,375,371	—	1,375,371
Spain	—	7,178,479	—	7,178,479
Sweden	—	1,419,616	—	1,419,616
Switzerland	—	19,576,773	—	19,576,773
United Kingdom	—	19,622,597	—	19,622,597
United States	357,748,909	—	—	357,748,909
Total Common Stock	389,430,472	179,155,034	—	568,585,506
Exchange-Traded Funds	4,689,386	—	—	4,689,386
Short-Term Investments	6,347,000	—	—	6,347,000
Total Investments, at fair value	$400,466,858	$179,155,034	$—	$579,621,892
Other Financial Instruments+
Forward Foreign Currency Contracts	—	182,456	—	182,456
Total Assets	$400,466,858	$179,337,490	$—	$579,804,348
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(4,088,504)	$—	$(4,088,504)
Written Options	—	(10,082,071)	—	(10,082,071)
Total Liabilities	$—	$(14,170,575)	$—	$(14,170,575)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At August 31, 2020, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	424,059	CHF	400,000	Brown Brothers Harriman & Co.	09/30/20	$(18,809)
USD	5,728,525	DKK	36,100,000	Brown Brothers Harriman & Co.	09/30/20	(61,857)
AUD	1,200,000	USD	830,907	Morgan Stanley & Co. International PLC	09/30/20	54,245
CAD	400,000	USD	294,530	State Street Bank and Trust Co.	09/30/20	12,160
EUR	900,000	USD	1,012,833	State Street Bank and Trust Co.	09/30/20	61,861
GBP	600,000	USD	748,023	State Street Bank and Trust Co.	09/30/20	54,190
USD	9,999,980	GBP	8,100,000	State Street Bank and Trust Co.	09/30/20	(829,900)
USD	22,978,394	JPY	2,460,000,000	State Street Bank and Trust Co.	09/30/20	(256,766)
USD	8,855,383	AUD	12,900,000	State Street Bank and Trust Co.	09/30/20	(659,997)
USD	8,995,460	CHF	8,500,000	State Street Bank and Trust Co.	09/30/20	(415,489)
USD	1,116,853	JPY	120,000,000	State Street Bank and Trust Co.	09/30/20	(16,570)
USD	10,100,827	CAD	13,800,000	The Bank of New York Mellon	09/30/20	(479,988)
USD	21,935,901	EUR	19,500,000	The Bank of New York Mellon	09/30/20	(1,349,128)
						$(3,906,048)

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and	SUMMARY PORTFOLIO OF INVESTMENTS
Premium Opportunity Fund	as of August 31, 2020 (Unaudited) (continued)

At August 31, 2020, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
EURO STOXX 50® Index	BNP Paribas	Call	09/25/20	EUR	3,338.100	6,566	EUR	21,487,301	$557,397	$(341,759)
FTSE 100 Index	BNP Paribas	Call	09/25/20	GBP	6,150.940	5,271	GBP	31,433,977	894,741	(300,850)
Nikkei 225 Index	Societe Generale	Call	10/09/20	JPY	23,111.480	108,161	JPY	2,502,819,581	399,214	(529,598)
S&P 500® Index	Barclays Bank PLC	Call	09/11/20	USD	3,291.020	30,229	USD	105,810,871	2,009,388	(6,562,781)
S&P 500® Index	Barclays Bank PLC	Call	09/25/20	USD	3,406.580	8,776	USD	30,718,721	541,683	(1,177,229)
S&P 500® Index	Barclays Bank PLC	Call	10/09/20	USD	3,543.090	18,386	USD	64,356,700	1,135,170	(1,169,854)
									$5,537,593	$(10,082,071)

Currency Abbreviations

AUD  —   Australian Dollar
CAD  —  Canadian Dollar
CHF  —  Swiss Franc
DKK  —  Danish Krone
EUR  —  EU Euro
GBP  —  British Pound
JPY  —  Japanese Yen
USD  —  United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2020 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$182,456
Total Asset Derivatives		$182,456
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$4,088,504
Equity Contracts	Written options, at fair value	10,082,071
Total Liability Derivatives		$14,170,575

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended August 31, 2020 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Written options	Total
Equity contracts	$—	$(15,430,910)	(15,430,910)
Foreign exchange contracts	1,803,357	—	1,803,357
Total	$1,803,357	$(15,430,910)	$(13,627,553)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Written options	Total
Equity contracts	$—	$(6,994,218)	$(6,994,218)
Foreign exchange contracts	(5,265,794)	—	(5,265,794)
Total	$(5,265,794)	$(6,994,218)	$(12,260,012)

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and	SUMMARY PORTFOLIO OF INVESTMENTS
Premium Opportunity Fund	as of August 31, 2020 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2020:

	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Morgan Stanley & Co. International PLC	Societe Generale	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$—	$—	$—	$54,245	$—	$128,211	$—	$182,456
Total Assets	$—	$—	$—	$54,245	$—	$128,211	$—	$182,456
Liabilities:
Forward foreign currency contracts	$—	$—	$80,666	$—	$—	$2,178,722	$1,829,116	$4,088,504
Written options	8,909,864	642,609	—	—	529,598	—	—	10,082,071
Total Liabilities	$8,909,864	$642,609	$80,666	$—	$529,598	$2,178,722	$1,829,116	$14,170,575
Net OTC derivative instruments by counterparty, at fair value	$(8,909,864)	$(642,609)	$(80,666)	$54,245	$(529,598)	$(2,050,511)	$(1,829,116)	$(13,988,119)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$642,609	$—	$—	$—	$—	$—	$642,609
Net Exposure(1)(2)	$(8,909,864)	$—	$(80,666)	$54,245	$(529,598)	$(2,050,511)	$(1,829,116)	$(13,345,510)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At August 31, 2020, the Fund had pledged $970,000 and $210,000 to BNP Paribas and Morgan Stanley & Co. International PLC, respectively. Excess cash collateral is not shown for financial reporting purposes.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $534,585,815.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$74,350,350
Gross Unrealized Depreciation	(43,264,769)
Net Unrealized Appreciation	$31,085,581

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

Proposal:

1	At this meeting, a proposal was submitted to elect two members of the Board of Trustees to represent the interests of the holders of the Fund, with both individuals to serve as Class III Trustees, for a term of three-years, and until the election and qualification of their successors.

An annual shareholder meeting of Voya Global Equity Dividend and Premium Opportunity Fund was held July 9, 2020, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

		Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Class III Trustees	Voya Global Equity Dividend and Premium Opportunity Fund
	Martin J. Gavin	1*	72,624,860.90	13,622,448.54	0	0	86,247,309.44
	Dina Santoro	1*	77,541,494.90	8,705,814.54	0	0	86,247,309.44

*	Proposal Passed

After the July 9, 2020 annual shareholder meeting, the following Trustees continued on as Trustees of the Trust: Colleen D. Baldwin, John D. Boyer, Patricia W. Chadwick, Joseph E. Obermeyer Sheryl K. Pressler and Christopher P. Sullivan.

ADDITIONAL INFORMATION (UNAUDITED)

During the period, there were no material changes in the Fund’s investment objective or fundamental policies or in the principal risk factors associated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund may lend portfolio securities in an amount equal to up to 33 1/3% of its managed assets to broker dealers or other institutional borrowers, in exchange for cash collateral and fees. The Fund may use the cash collateral in connection with the Fund’s investment program as approved by the Investment Adviser, including generating cash to cover collateral posting requirements. Although the Fund has no current intention to do so, it may use the cash collateral to generate additional income. The use of cash collateral in connection with the Fund’s investment program may have a leveraging effect on the Fund, which would increase the volatility of the Fund and could reduce its returns and/or cause a loss.

The Fund intends to engage in lending portfolio securities only when such lending is secured by cash or other permissible collateral in an amount at least equal to the market value of the securities loaned. The Fund will maintain cash, cash equivalents or liquid securities holdings in an amount sufficient to cover its repayment obligation with respect to the collateral, marked to market on a daily basis.

Securities lending involves the risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the sub-advisers to be at least investment grade. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. The Fund will not lend portfolio securities subject to a written American style covered call option contract. The Fund may lend portfolio securities subject to a written European style covered call option contract as long as the lending period is less than or equal to the term of the covered call option contract.

The Fund was granted exemptive relief by the SEC (the “Order”) which, under the 1940 Act, would permit the Fund, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) (“Managed Distribution Policy”). The Fund may in the future adopt a Managed Distribution Policy.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting Computershare Shareowner Services LLC (the “Plan Agent”), all dividends declared on

Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.

If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.

The Fund pays monthly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.

If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per common share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan or a request to terminate participation should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.

Key Financial Dates — Calendar 2020 Distributions:

Declaration Date	Ex Date	Record Date	Payable Date
16-Mar-20	1-Apr-20	2-Apr-20	15-Apr-20
15-Jun-20	1-Jul-20	2-Jul-20	15-Jul-20
15-Sep-20	1-Oct-20	2-Oct-20	15-Oct-20
15-Dec-20	30-Dec-20	31-Dec-20	15-Jan-21

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

Stock Data

The Fund’s common shares are traded on the NYSE (Symbol: IGD).

Repurchase of Securities by Closed-End Companies

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Number of Shareholders

The number of record holders of common stock as of August 31, 2020, was 74, which does not include approximately 31,782 beneficial owners of shares held in the name of brokers of other nominees.

Certifications

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on July 31, 2020 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on

Form N-CSR, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
Computershare, Inc.
480 Washington Boulevard
Jersey City, New Jersey 07310-1900

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800) 992-0180.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	163319	(0820-102220)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
AS OF August 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Australia: 3.1%
78,509		AGL Energy Ltd.	$855,876	0.2
9,151		ASX Ltd.	589,257	0.1
504,022		Aurizon Holdings Ltd.	1,611,889	0.3
44,350		Australia & New Zealand Banking Group Ltd.	597,544	0.1
119,061		BHP Group Ltd.	3,287,504	0.6
218,353		Fortescue Metals Group Ltd.	2,790,855	0.5
257,588		Medibank Pvt Ltd.	518,337	0.1
99,362		Newcrest Mining Ltd.	2,339,837	0.4
66,676		Rio Tinto Ltd.	4,798,025	0.8
			17,389,124	3.1

		Belgium: 0.7%
19,155		Colruyt S.A.	1,207,354	0.2
23,800		UCB S.A.	2,824,744	0.5
			4,032,098	0.7

		Canada: 4.4%
36,359		Bank of Nova Scotia	1,571,324	0.3
74,534		BCE, Inc.	3,203,416	0.6
44,426		Canadian Imperial Bank of Commerce - XTSE	3,527,241	0.6
3,309		Constellation Software, Inc./Canada	3,830,687	0.7
15,471		Kirkland Lake Gold Ltd.	824,345	0.1
34,105		National Bank Of Canada	1,874,749	0.3
48,719		Open Text Corp.	2,209,695	0.4
17,599		Rogers Communications, Inc.	732,105	0.1
181,765		TELUS Corp.	3,347,258	0.6
40,419		Waste Connections, Inc.	4,043,113	0.7
			25,163,933	4.4

		China: 0.6%
1,122,000		BOC Hong Kong Holdings Ltd.	3,182,690	0.6

		Denmark: 1.9%
15,160		Carlsberg A/S	2,131,063	0.4
23,360		Coloplast A/S	3,962,357	0.7
73,967		Novo Nordisk A/S	4,890,209	0.8
			10,983,629	1.9

		Finland: 1.5%
53,579		Kone Oyj	4,595,394	0.8
33,403		Orion Oyj	1,568,483	0.3
61,868		Sampo OYJ	2,492,261	0.4
			8,656,138	1.5

		France: 0.9%
7,578		Danone	498,302	0.1
37,073		Edenred	1,913,695	0.3
5,881	(1)	Eiffage SA	540,838	0.1
199,760		Orange SA	2,231,469	0.4
			5,184,304	0.9

		Germany: 1.1%
5,624		Allianz SE	1,220,335	0.2
91,774		Deutsche Post AG	4,183,428	0.7
306,631		Telefonica Deutschland Holding AG	848,349	0.2
			6,252,112	1.1

		Hong Kong: 1.4%
373,000		CK Hutchison Holdings Ltd.	2,439,472	0.4
161,500		CLP Holdings Ltd.	1,585,616	0.3
575,000		HKT Trust / HKT Ltd.	821,633	0.1
29,200		Jardine Matheson Holdings Ltd.	1,226,236	0.2
939,000		PCCW Ltd.	588,470	0.1
261,500		Power Assets Holdings Ltd.	1,496,672	0.3
			8,158,099	1.4

		Ireland: 1.1%
55,387		Medtronic PLC	5,952,441	1.1

		Israel: 0.2%
250,794		Bank Leumi Le-Israel BM	1,283,204	0.2

		Italy: 1.0%
93,013		Enel S.p.A.	842,248	0.2
40,103	(1)	FinecoBank Banca Fineco SpA	607,102	0.1
340,694	(1)	Intesa Sanpaolo SpA	733,344	0.1
653,781		Snam SpA	3,348,154	0.6
			5,530,848	1.0

		Japan: 8.8%
135,000		Canon, Inc.	2,315,476	0.4
12,700		Central Japan Railway Co.	1,904,008	0.3
12,200		East Japan Railway Co.	794,205	0.1
73,300		Fuji Film Holdings Corp.	3,486,555	0.6
2,600		Hikari Tsushin, Inc.	627,646	0.1
41,700		Hitachi Ltd.	1,387,296	0.3
12,800		Hoya Corp.	1,259,188	0.2
41,300		Kamigumi Co., Ltd.	852,329	0.2
28,000		Konami Holdings Corp.	1,078,119	0.2
12,500		Kyocera Corp.	717,272	0.1
28,600		Kyushu Railway Co.	630,815	0.1
12,300		Lawson, Inc.	607,967	0.1
71,800		LIXIL Group Corp.	1,318,350	0.2
29,600		Medipal Holdings Corp.	565,658	0.1
17,100		MEIJI Holdings Co., Ltd.	1,382,652	0.3
31,800		Mitsubishi Corp.	752,698	0.1
93,700		MS&AD Insurance Group Holdings, Inc.	2,599,099	0.5
98,400		Nippon Telegraph & Telephone Corp.	2,239,153	0.4
23,400		NTT DoCoMo, Inc.	652,509	0.1
35,200		Secom Co., Ltd.	3,331,240	0.6
170,300		Sekisui House Ltd.	3,364,319	0.6
67,800		SG Holdings Co. Ltd.	3,120,037	0.6
252,300		SoftBank Corp.	3,315,302	0.6
223,900		Sumitomo Corp.	2,915,492	0.5
47,900		Sumitomo Mitsui Financial Group, Inc.	1,408,508	0.3
36,300		Sundrug Co., Ltd.	1,350,870	0.2
15,300		Suzuken Co., Ltd.	568,358	0.1
21,500		Trend Micro, Inc.	1,330,531	0.2
12,900		Tsuruha Holdings, Inc.	1,726,523	0.3
13,200		Welcia Holdings Co. Ltd.	565,189	0.1

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
AS OF August 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
36,900		West Japan Railway Co.	1,940,461	0.3
			50,107,825	8.8

		Netherlands: 1.4%
84,813		Koninklijke Ahold Delhaize NV	2,551,659	0.5
312,651		Koninklijke KPN NV	820,454	0.1
76,345		Unilever NV	4,436,135	0.8
			7,808,248	1.4

		New Zealand: 0.1%
246,729		Spark New Zealand Ltd.	801,012	0.1

		Norway: 0.2%
115,819		Orkla ASA	1,178,056	0.2

		Singapore: 0.2%
217,500		Singapore Exchange Ltd.	1,375,371	0.2

		Spain: 1.3%
84,116		Enagas	2,059,802	0.4
119,550		Ferrovial SA - FERE	3,194,383	0.6
75,992		Red Electrica Corp. SA	1,454,341	0.2
119,276		Telefonica S.A.	469,953	0.1
			7,178,479	1.3

		Sweden: 0.3%
8,192		Swedish Match AB	622,183	0.1
68,391		Telefonaktiebolaget LM Ericsson	797,433	0.2
			1,419,616	0.3

		Switzerland: 3.4%
16,404		LafargeHolcim Ltd.-CHF	778,766	0.1
33,538		Logitech International SA	2,483,977	0.4
50,795		Nestle SA	6,118,112	1.1
18,640		Roche Holding AG	6,520,627	1.1
9,940		Zurich Insurance Group AG	3,675,291	0.7
			19,576,773	3.4

		United Kingdom: 3.4%
47,529		Admiral Group Plc	1,658,366	0.3
97,703	(2)	Auto Trader Group PLC	730,419	0.1
336,346		Aviva PLC	1,267,686	0.2
343,171		Direct Line Insurance Group PLC	1,356,220	0.2
245,302		Evraz PLC	1,049,477	0.2
221,497		GlaxoSmithKline PLC	4,326,592	0.8
63,043		Imperial Brands PLC	1,051,855	0.2
26,839		London Stock Exchange Group PLC	3,170,260	0.6
510,700	(1)	Natwest Group PLC	760,315	0.1
189,950		Sage Group PLC/The	1,875,523	0.3
59,116		Smith & Nephew PLC	1,193,003	0.2
806,739		Vodafone Group PLC	1,182,881	0.2
			19,622,597	3.4

		United States: 62.6%
57,887		AbbVie, Inc.	5,543,838	1.0
9,281		Accenture PLC	2,226,790	0.4
54,278		Activision Blizzard, Inc.	4,533,299	0.8
75,526		Aflac, Inc.	2,743,104	0.5
17,213		Air Products & Chemicals, Inc.	5,030,671	0.9
15,087		Allison Transmission Holdings, Inc.	541,171	0.1
23,226		Allstate Corp.	2,160,018	0.4
94,236		Altria Group, Inc.	4,121,883	0.7
55,867		Amdocs Ltd.	3,420,736	0.6
35,368		Ameren Corp.	2,797,962	0.5
17,193		American Water Works Co., Inc.	2,430,059	0.4
22,120		Amgen, Inc.	5,603,438	1.0
3,752		Anthem, Inc.	1,056,263	0.2
21,273		Aptargroup, Inc.	2,518,510	0.4
180,852		AT&T, Inc.	5,391,198	0.9
21,763		Avnet, Inc.	598,700	0.1
70,251		Bank of America Corp.	1,808,261	0.3
46,785		Booz Allen Hamilton Holding Corp.	4,119,887	0.7
85,447		Bristol-Myers Squibb Co.	5,314,803	0.9
27,190		Broadridge Financial Solutions, Inc. ADR	3,735,906	0.7
6,453		Carlisle Cos., Inc.	845,020	0.2
28,787		CDK Global, Inc.	1,342,050	0.2
7,970		CDW Corp.	905,791	0.2
3,830		Chemed Corp.	1,980,531	0.3
48,340		Chevron Corp.	4,057,176	0.7
9,802		Church & Dwight Co., Inc.	939,326	0.2
128,633		Cisco Systems, Inc.	5,430,885	1.0
14,400		Citigroup, Inc.	736,128	0.1
25,262		Citrix Systems, Inc.	3,668,042	0.6
48,892		CMS Energy Corp.	2,957,477	0.5
14,532		Cognizant Technology Solutions Corp.	971,610	0.2
9,016		Colgate-Palmolive Co.	714,608	0.1
18,129		Comcast Corp. – Class A	812,361	0.1
30,929		Corporate Office Properties Trust SBI MD	762,091	0.1
10,408		CSX Corp.	795,796	0.1
39,540		Dolby Laboratories, Inc.	2,761,869	0.5
21,190		Dollar General Corp.	4,277,837	0.8
19,767		DTE Energy Co.	2,345,750	0.4
3,821		Everest Re Group Ltd.	840,926	0.2
46,649		Evergy, Inc.	2,482,660	0.4
18,074		Exelon Corp.	667,111	0.1
51,405		Flir Systems, Inc.	1,896,845	0.3
39,831		Flowers Foods, Inc.	974,266	0.2
65,105		General Mills, Inc.	4,163,465	0.7
37,246		Gentex Corp.	1,007,504	0.2
131,688		Geo Group, Inc./The	1,469,638	0.3
44,381		Gilead Sciences, Inc.	2,962,432	0.5
18,206		Hanover Insurance Group, Inc.	1,865,933	0.3
26,027		Hershey Co.	3,868,653	0.7
29,976		Honeywell International, Inc.	4,962,527	0.9
1,975		Humana, Inc.	819,961	0.1
113,677		Intel Corp.	5,791,843	1.0
36,813		International Business Machines Corp.	4,539,411	0.8
15,184		Intuit, Inc.	5,244,402	0.9
19,931		Jack Henry & Associates, Inc.	3,296,986	0.6
58,281		Johnson & Johnson	8,940,888	1.6
42,745		JPMorgan Chase & Co.	4,282,622	0.8
157,481		Juniper Networks, Inc.	3,937,025	0.7
6,703		Kansas City Southern	1,220,214	0.2
29,184		Kimberly-Clark Corp.	4,604,068	0.8
16,242		Kroger Co.	579,515	0.1
40,001		Leidos Holdings, Inc.	3,619,690	0.6
12,215		Life Storage, Inc.	1,287,827	0.2
7,385		Lockheed Martin Corp.	2,882,070	0.5

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
AS OF August 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
4,768	MarketAxess Holdings, Inc.	2,316,962	0.4
58,103	Maxim Integrated Products	3,976,569	0.7
41,329	MAXIMUS, Inc.	3,205,064	0.6
20,062	McDonald's Corp.	4,283,638	0.8
77,459	Merck & Co., Inc.	6,604,929	1.2
109,523	Microsoft Corp.	24,700,722	4.3
26,661	Motorola Solutions, Inc.	4,125,790	0.7
7,626	MSC Industrial Direct Co.	502,553	0.1
17,700	Nasdaq, Inc.	2,379,234	0.4
44,036	National Instruments Corp.	1,580,452	0.3
3,788	NewMarket Corp.	1,410,992	0.2
31,909	OGE Energy Corp.	1,016,621	0.2
34,372	Omnicom Group	1,859,181	0.3
91,370	Oracle Corp.	5,228,191	0.9
36,720	Packaging Corp. of America	3,717,533	0.7
44,908	Paychex, Inc.	3,434,115	0.6
44,276	PepsiCo, Inc.	6,201,297	1.1
175,049	Pfizer, Inc.	6,615,102	1.2
53,869	Philip Morris International, Inc.	4,298,208	0.8
35,368	Phillips 66	2,067,967	0.4
13,790	Pinnacle West Capital Corp.	1,011,497	0.2
53,656	Procter & Gamble Co.	7,422,234	1.3
51,093	Progressive Corp.	4,855,879	0.9
10,337	Public Storage, Inc.	2,195,579	0.4
37,225	Qualcomm, Inc.	4,433,498	0.8
32,530	Quest Diagnostics, Inc.	3,618,637	0.6
12,786	Reliance Steel & Aluminum Co.	1,340,868	0.2
45,049	Republic Services, Inc.	4,176,943	0.7
1,831	Roper Technologies, Inc.	782,185	0.1
3,414	S&P Global, Inc.	1,250,958	0.2
86,167	Service Corp. International	3,933,524	0.7
50,672	Silgan Holdings, Inc.	1,928,576	0.3
29,176	Sonoco Products Co.	1,547,203	0.3
35,885	Southern Co.	1,872,479	0.3
122,394	Switch, Inc.	2,105,177	0.4
35,503	Target Corp.	5,368,409	0.9
39,389	Texas Instruments, Inc.	5,599,146	1.0
8,010	United Parcel Service, Inc. - Class B	1,310,596	0.2
134,373	Valvoline, Inc.	2,741,209	0.5
116,700	Verizon Communications, Inc.	6,916,809	1.2
37,248	Waste Management, Inc.	4,246,272	0.7
79,593	Werner Enterprises, Inc.	3,662,074	0.6
131,058	Western Union Co.	3,091,658	0.5
140,645	Williams Cos., Inc.	2,919,790	0.5
49,451	Xerox Holdings Corp.	932,646	0.2
23,000	Xilinx, Inc.	2,395,680	0.4
16,360	Yum! Brands, Inc.	1,568,106	0.3
29,899	Zoetis, Inc.	4,786,830	0.8
		357,748,909	62.6

	Total Common Stock (Cost $529,719,293)	568,585,506	99.6

EXCHANGE-TRADED FUNDS: 0.8%
23,060	iShares MSCI EAFE ETF	1,498,439	0.3
9,135	SPDR S&P 500 ETF Trust	3,190,947	0.5

	Total Exchange-Traded Funds
	(Cost $4,501,453)	4,689,386	0.8

	Total Long-Term Investments
	(Cost $534,220,746)	573,274,892	100.4

SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
6,347,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%
	(Cost $6,347,000)	6,347,000	1.1

	Total Short-Term Investments
	(Cost $6,347,000)	6,347,000	1.1

	Total Investments in Securities (Cost $540,567,746)	$ 579,621,892	101.5
	Liabilities in Excess of Other Assets	(8,373,863)	(1.5)
	Net Assets	$ 571,248,029	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of August 31, 2020.

See Accompanying Notes to Financial Statements

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period*	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
July 1-31, 2020	364,767	$4.96	364,767	9,342,975
Aug 1-31, 2020	34,249	$4.97	34,249	9,308,726

Total	399,016		399,016

* The Registrant’s repurchase program, which authorized the repurchase of 9,707,742 shares, was announced on March 13, 2020, with an expiration date of March 31, 2021. Any repurchases made by the registrant pursuant to the program were made through open-market transactions.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Equity Dividend and Premium Opportunity Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: November 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: November 6, 2020

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 6, 2020